Statement of Income (Excluding Gross Margin Alternative) (USD $) In Millions, except Per Share data, unless otherwise specified	6 Months Ended		12 Months Ended		11 Months Ended		12 Months Ended		3 Months Ended				9 Months Ended
	Dec. 31, 2010 Northern Tier Energy LLC Successor		Dec. 31, 2011 Northern Tier Energy LLC Successor		Nov. 30, 2010 Northern Tier Energy LLC Predecessor		Dec. 31, 2009 Northern Tier Energy LLC Predecessor		Sep. 30, 2012 Northern Tier Energy LP		Sep. 30, 2011 Northern Tier Energy LP		Sep. 30, 2012 Northern Tier Energy LP		Sep. 30, 2011 Northern Tier Energy LP
REVENUE	$ 344.9	[1]	$ 4,280.8	[1]	$ 3,195.2	[1]	$ 2,940.5	[1]	$ 1,263.5	[2]	$ 1,159.5	[2]	$ 3,417.8	[2]	$ 3,192.0	[2]
COSTS, EXPENSES AND OTHER
Cost of sales	307.5	[1]	3,508.0	[1]	2,697.9	[1]	2,507.9	[1]	929.2	[2]	890.2	[2]	2,594.0	[2]	2,578.2	[2]
Direct operating expenses	21.4		260.3		227.0		238.3		66.9		67.3		189.1		192.5
Turnaround and related expenses			22.6		9.5		0.6		2.1				17.1		22.5
Depreciation and amortization	2.2		29.5		37.3		40.2		8.3		7.4		24.6		22.3
Selling, general and administrative	6.4		90.7		59.6		64.7		22.0		24.4		67.1		63.3
Formation costs	3.6		7.4								1.7		1.0		6.1
Contingent consideration loss (income)			(55.8)						38.5		3.4		104.3		(37.6)
Other (income) expense, net	0.1		(4.5)		(5.4)		(1.1)		(2.9)		(0.6)		(6.2)		(2.4)
OPERATING INCOME	3.7		422.6		169.3		89.9		199.4		165.7		426.8		347.1
Realized losses from derivative activities			(310.3)						(44.7)		(112.5)		(165.0)		(246.4)
Loss on early extinguishment of derivatives													(136.8)
Unrealized (losses) gains from derivative activities	(27.1)		(41.9)		(40.9)				(70.3)		(40.6)		32.6		(334.5)
Bargain purchase gain	51.4
Interest expense, net	(3.2)		(42.1)		(0.3)		(0.4)		(15.6)		(10.4)		(36.7)		(30.6)
INCOME (LOSS) BEFORE INCOME TAXES	24.8		28.3		128.1		89.5		68.8		2.2		120.9		(264.4)
Income tax provision					(67.1)		(34.8)		(7.7)				(7.8)
INCOME (LOSS)	24.8		28.3		61.0		54.7		61.1		2.2		113.1		(264.4)
Allocation of net income used for earnings per unit calculation:
NET INCOME (LOSS)	24.8		28.3		61.0		54.7		61.1		2.2		113.1		(264.4)
Net Income prior to initial public offering on July 31, 2012									(18.7)				(70.7)
Net Income subsequent to initial public offering on July 31, 2012									42.4				42.4
Earnings per common and PIK common unit, basic and diluted									$ 0.46				$ 0.46
Weighted average number of units outstanding:
Common and PIK common units, basic and diluted									91,915,000				91,915,000
Excise taxes included in revenue and cost of sales	$ 25.1		$ 242.9		$ 271.8		$ 289.6		$ 78.2		$ 64.9		$ 215.0		$ 181.5

[1]	Excise taxes included in revenue and cost of sales $ 242.9 $ 25.1 $ 271.8 $ 289.6
[2]	Excise taxes included in revenue and cost of sales $ 78.2 $ 64.9 $ 215.0 $ 181.5